Investment properties (Tables)	12 Months Ended
Dec. 31, 2022
Investment properties
Schedule of investment properties

	2021	2022
	RMB’000	RMB’000
Fair value
At 1 January	—	—
Transfer from property, plant and equipment	—	23,065
At 31 December	—	23,065

Schedule of amounts recognised in consolidated income statement for investments properties	Amounts recognised in the consolidated income statements for investment properties:

	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Rental income	851	—	—